QUARTERLY REPORT

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Schedule of InvestmentsMarch 31, 2026 (unaudited)

		Principal	Value
95.94%	US TREASURY BILLS
	United States Treasury Bill 09/03/2026 3.529%(A)	$709,000	$698,070

95.94%	TOTAL US TREASURY BILLS		698,070
	(Cost: $698,466)

		Shares	Value
0.66%	MONEY MARKET FUND
	First American Government Obligations Fund 3.580%(B)	4,793	$4,793
	(Cost: $4,793)

14.82%	OPTIONS PURCHASED(C)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
14.47%	CALL OPTIONS
	Advanced Micro Devices	2	40,686	200.00	08/21/2026	6,312
	AngloGold Ashanti plc	4	38,944	105.00	07/17/2026	4,000
	Apple, Inc.	1	25,379	250.00	09/18/2026	2,459
	Arm Holdings plc	2	30,256	150.00	08/21/2026	4,798
	Braze, Inc.	16	37,776	22.50	08/21/2026	7,456
	CrowdStrike Holdings, Inc.	1	39,041	370.00	08/21/2026	6,095
	Ecolab, Inc.	1	26,602	260.00	07/17/2026	1,840
	Expand Energy Corp.	3	32,934	110.00	09/18/2026	3,375
	Franco-Nevada Corp.	1	24,705	230.00	07/17/2026	3,300
	Freeport-McMoran, Inc.	6	35,268	55.00	07/17/2026	5,190
	JFrog Ltd.	8	37,544	42.50	09/18/2026	8,760
	Netflix, Inc.	4	38,460	90.00	08/21/2026	5,332
	Nucor Corp.	2	33,820	165.00	09/18/2026	3,760
	Pan American Silver Corp.	7	38,241	50.00	08/21/2026	7,000
	Perpetua Resources Corp.	13	36,556	30.00	09/18/2026	7,475
	The Trade Desk, Inc.	16	36,304	22.50	09/18/2026	8,400
	Uber Technologies, Inc.	5	35,965	70.00	09/18/2026	4,820
	Wesco International, Inc.	1	27,362	270.00	07/17/2026	3,180

QUARTERLY REPORT

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Wheaton Precious Metals Corp.	3	$39,303	$125.00	09/18/2026	$5,850
Zoom Communications, Inc.	5	40,195	75.00	08/21/2026	5,880
TOTAL CALL OPTIONS					105,282
(Cost: $98,362)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
0.35%	PUT OPTIONS
	Advanced Micro Devices	2	40,686	150.00	04/17/2026	52
	AngloGold Ashanti plc	4	38,944	70.00	04/17/2026	92
	Apple, Inc.	1	25,379	210.00	04/24/2026	39
	Arm Holdings plc	2	30,256	115.00	04/24/2026	222
	Braze, Inc.	16	37,776	17.50	04/17/2026	272
	CrowdStrike Holdings, Inc.	1	39,041	330.00	04/17/2026	191
	Ecolab, Inc.	1	26,602	230.00	04/17/2026	55
	Expand Energy Corp.	3	32,934	90.00	04/17/2026	42
	Franco-Nevada Corp.	1	24,705	200.00	04/17/2026	75
	Freeport-McMoran, Inc.	6	35,268	40.00	04/17/2026	48
	JFrog Ltd.	8	37,544	35.00	04/17/2026	344
	Netflix, Inc.	4	38,460	80.00	04/17/2026	128
	Nucor Corp.	2	33,820	140.00	04/17/2026	114
	Pan American Silver Corp.	7	38,241	38.00	04/17/2026	105
	Perpetua Resources Corp.	13	36,556	20.00	04/17/2026	130
	The Trade Desk, Inc.	16	36,304	17.00	04/17/2026	160
	Uber Technologies, Inc.	5	35,965	55.00	04/17/2026	35
	Wesco International, Inc.	1	27,362	230.00	04/17/2026	185
	Wheaton Precious Metals Corp.	3	39,303	100.00	04/17/2026	78
	Zoom Communications, Inc.	5	40,195	70.00	04/17/2026	195
	TOTAL PUT OPTIONS					2,562
	(Cost: $4,463)

QUARTERLY REPORT

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
14.82%	TOTAL OPTIONS PURCHASED					$107,844
	(Cost: $102,825)

111.42%	TOTAL INVESTMENTS
	(Cost: $806,084)					810,707
(11.42%)	Liabilities in excess of other assets					(83,089)
100.00%	NET ASSETS					$727,618

(A)Zero coupon security. The rate shown is the yield-to-maturity on the date of March 31, 2026.

(B)Effective 7 day yield as of March 31, 2026.

(C)Non-income producing.

QUARTERLY REPORT

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Schedule of Options WrittenMarch 31, 2026 (unaudited)

(11.84%)	OPTIONS WRITTEN

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
(11.84%)	PUT OPTIONS
	Advanced Micro Devices	2	$(40,686)	$180.00	04/17/2026	$(442)
	Advanced Micro Devices	2	(40,686)	200.00	08/21/2026	(5,010)
	AngloGold Ashanti plc	4	(38,944)	80.00	04/17/2026	(300)
	AngloGold Ashanti plc	4	(38,944)	105.00	07/17/2026	(6,720)
	Apple, Inc.	1	(25,379)	240.00	04/24/2026	(269)
	Apple, Inc.	1	(25,379)	250.00	09/18/2026	(1,711)
	Arm Holdings plc	2	(30,256)	130.00	04/24/2026	(522)
	Arm Holdings plc	2	(30,256)	150.00	08/21/2026	(4,038)
	Braze, Inc.	16	(37,776)	20.00	04/17/2026	(480)
	Braze, Inc.	16	(37,776)	22.50	08/21/2026	(5,152)
	CrowdStrike Holdings, Inc.	1	(39,041)	360.00	04/17/2026	(570)
	CrowdStrike Holdings, Inc.	1	(39,041)	370.00	08/21/2026	(3,746)
	Ecolab, Inc.	1	(26,602)	250.00	04/17/2026	(215)
	Ecolab, Inc.	1	(26,602)	260.00	07/17/2026	(965)
	Expand Energy Corp.	3	(32,934)	100.00	04/17/2026	(246)
	Expand Energy Corp.	3	(32,934)	110.00	09/18/2026	(3,030)
	Franco-Nevada Corp.	1	(24,705)	220.00	04/17/2026	(205)
	Franco-Nevada Corp.	1	(24,705)	230.00	07/17/2026	(1,376)
	Freeport-McMoran, Inc.	6	(35,268)	52.00	04/17/2026	(444)
	Freeport-McMoran, Inc.	6	(35,268)	55.00	07/17/2026	(2,880)
	JFrog Ltd.	8	(37,544)	40.00	04/17/2026	(520)
	JFrog Ltd.	8	(37,544)	42.50	09/18/2026	(4,800)
	Netflix, Inc.	4	(38,460)	85.00	04/17/2026	(312)
	Netflix, Inc.	4	(38,460)	90.00	08/21/2026	(2,424)
	Nucor Corp.	2	(33,820)	155.00	04/17/2026	(350)
	Nucor Corp.	2	(33,820)	165.00	09/18/2026	(2,780)
	Pan American Silver Corp.	7	(38,241)	44.00	04/17/2026	(294)
	Pan American Silver Corp.	7	(38,241)	50.00	08/21/2026	(4,480)
	Perpetua Resources Corp.	13	(36,556)	25.00	04/17/2026	(975)
	Perpetua Resources Corp.	13	(36,556)	30.00	09/18/2026	(9,074)
	The Trade Desk, Inc.	16	(36,304)	19.00	04/17/2026	(448)
	The Trade Desk, Inc.	16	(36,304)	22.50	09/18/2026	(7,120)
	Uber Technologies, Inc.	5	$(35,965)	65.00	04/17/2026	$(250)
	Uber Technologies, Inc.	5	(35,965)	70.00	09/18/2026	(3,525)
	Wesco International, Inc.	1	(27,362)	$250.00	04/17/2026	(353)

QUARTERLY REPORT

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Schedule of Options Written (continued)March 31, 2026 (unaudited)

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Wesco International, Inc.	1	$(27,362)	$270.00	07/17/2026	$(2,490)
	Wheaton Precious Metals Corp.	3	(39,303)	110.00	04/17/2026	(240)
	Wheaton Precious Metals Corp.	3	(39,303)	125.00	09/18/2026	(4,026)
	Zoom Communications, Inc.	5	(40,195)	74.00	04/17/2026	(340)
	Zoom Communications, Inc.	5	(40,195)	75.00	08/21/2026	(3,000)
	(Premiums Received: $100,442)					(86,122)

(11.84%)	TOTAL OPTIONS WRITTEN					$(86,122)
	(Premiums Received: $100,442)

QUARTERLY REPORT

TUTTLE CAPITAL MEME STOCK INCOME BLAST ETF

Schedule of Investments (continued)March 31, 2026 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of March 31, 2026:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Assets
US Treasury Bills	$—	$698,070	$—	$698,070
Money Market Fund	4,793	—	—	4,793
Options Purchased	—	107,844	—	107,844
	$4,793	$805,914	$—	$810,707
Liabilities
Options Written	$—	$(86,122)	$—	$(86,122)
	$—	$(86,122)	$—	$(86,122)

The cost of investments for Federal income tax purposes has been estimated a/o March 31, 2026 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $705,642, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,112
Gross unrealized depreciation	(4,169)
Net unrealized appreciation	$18,943